Digital Currencies	12 Months Ended
Mar. 31, 2021
Disclosure of Digital Currencies [Abstract]
Digital Currencies [Text Block]

10. Digital Currencies

As at March 31, 2021, the Company's digital currencies consisted of the below digital currencies, with a fair value of $57,499,720 (2020 - $3,455,756). Digital currencies are recorded at their fair value on the date they are received as income from digital currency mining, and are revalued to their current market value less costs to sell at each reporting date.

The Company's holdings of digital currencies consist of the following:

	March 31, 2021	March 31, 2020
Ethereum	$38,640,733	$2,364,331
Ethereum Classic	-	223,995
Bitcoin	18,858,987	867,430
Total	$57,499,720	$3,455,756

The continuity of digital currencies was as follows:

	March 31, 2021	March 31, 2020
Opening balance	$3,455,756	$4,158,501
Digital currency mined	66,697,924	29,219,843
Digital assets received	1,057,334	4,261,351
Digital currency sold	(38,437,132)	(32,996,432)
Revaluation adjustment	24,725,838	(1,187,507)
Ending balance	$57,499,720	$3,455,756

During the year ended March 31, 2021 the Company sold digital currencies for proceeds totalling $46,435,625 (March 31, 2020 - $34,369,504) with a cost of $38,437,132 (March 31, 2020 - $32,996,432), and recorded a gain on sale of $7,998,493 (March 31, 2020 - gain of $1,373,072).